Income Taxes - Summary of Income Tax (Recovery) Expense (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Major components of tax expense (income) [abstract]
Deferred income tax expense (recovery)	$ 14,108	$ (4,567)